OPERATING LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Lease
SCHEDULE OF REMAINING LEASE OBLIGATION

Remaining Lease Obligation by calendar year (undiscounted cash flows)
2022	$13,209
2023	28,593
2024	28,593
2025	29,487
2026	32,882
2027	58,914
Total lease payments	191,678
Less: Imputed interest	63,759
Present value of lease liabilities	$127,919

Remaining Lease Obligation by calendar year (undiscounted cash flows)
2021	$26,087
2022	29,091
2023	29,091
2024	30,000
2025	33,455
2026 and thereafter	59,940
Total lease payments	207,663
Less: Imputed interest	73,665
Present value of lease liabilities	$133,998